Lease (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of Operating Leases

The following table summarizes the supplemental consolidated balance sheet information related to operating leases as of March 31, 2026 and 2025, respectively:

	As of March 31,
	2026	2025

Operating lease right-of-use assets, net	$16,897	$98,396
Operating lease liabilities, current	22,567	40,058
Operating lease liabilities, non-current	$2,565	$41,679
Weighted average remaining lease terms - operating lease (months)	17	29
Weighted average discount rate - operating lease	3.00%	3.35%

Information related to operating lease activities for the years ended March 31, 2026 and 2025 are as follows:

	For the years ended March 31,
	2026	2025

Operating lease expense	40,181	10,966
Short—term lease expense	4,639	—

The Company entered into two leases for office space and warehouses located in Tianjin, China, and one lease for office in Hong Kong.:

Location of property	Approximate gross floor area (sq. meters)	Term of lease	Facility usage
Room 102, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	249	2 years (September 20, 2025 to September 19, 2027)	Office
Room 102—1, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	50	2 years (September 20, 2025 to September 19, 2027)	Office
Unit R12, Workshop A8, 3/F, Block A, Sheung Shui Plaza, 3 Ka Fu Close, Sheung Shui, N.T.	/	1 year (October, 29, 2025 to October 28, 2026)	Office

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

For the years ended March 31,
2026	$23,258
2027	2,584
Total undiscounted lease payment	$25,842
Less: imputed interest	710
Total lease liabilities	$25,132
Less: operating lease liabilities-current	22,567
Operating lease liabilities – non-current	$2,565